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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end:	April 30 (MainStay Absolute Return Multi-Strategy Fund and MainStay Tax
Advantaged Short Term Bond Fund)

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

The schedules of investments for the period ended July 31, 2015 are filed herewith.

MainStay Absolute Return Multi-Strategy Fund

Portfolio of Investments July 31, 2015 (Unaudited)

	Principal Amount		Value
Corporate Bonds 15.6%†
Auto Manufacturers 0.4%
FCA U.S. LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21		$200,000	$216,750
Fiat Chrysler Automobiles N.V. 5.25%, due 4/15/23		210,000	211,312
			428,062
Auto Parts & Equipment 1.2%
Alliance Automotive Finance PLC 6.25%, due 12/1/21	EUR	100,000	115,870
Autodis S.A. 6.50%, due 2/1/19		200,000	228,710
Grupo Antolin Dutch B.V. 5.125%, due 6/30/22		200,000	226,624
Rhino Bondco S.p.A. 7.25%, due 11/15/20		100,000	118,385
Schaeffler Finance B.V. 3.25%, due 5/15/25		100,000	104,883
Schaeffler Holding Finance B.V. 6.875%, due 8/15/18 (a)		360,000	409,208
			1,203,680
Banks 0.3%
Bank of America Corp.
4.20%, due 8/26/24		$60,000	60,246
5.625%, due 7/1/20		55,000	61,925
Goldman Sachs Group, Inc. (The)
5.375%, due 3/15/20		55,000	61,391
6.75%, due 10/1/37		50,000	59,835
Morgan Stanley
5.00%, due 11/24/25		60,000	63,398
5.50%, due 1/26/20		50,000	55,925
			362,720
Building Materials 0.4%
CEMEX Espana S.A. 9.875%, due 4/30/19		350,000	383,250

Chemicals 0.2%
SPCM S.A. 2.875%, due 6/15/23	EUR	250,000	262,894

Commercial Services 0.4%
Verisure Holding AB 8.75%, due 9/1/18		350,000	405,337

Distribution & Wholesale 0.3%
Rexel S.A. 5.125%, due 6/15/20		175,000	203,065
VWR Funding, Inc. 4.625%, due 4/15/22		150,000	158,972
			362,037
Electric 0.2%
Iberdrola International B.V. 5.75%, due 2/27/49 (b)		200,000	237,256

Electronics 0.4%
Techem GmbH 6.125%, due 10/1/19		375,000	431,921

Entertainment 0.1%
Isle of Capri Casinos, Inc. 5.875%, due 3/15/21		$50,000	51,875

Environmental Controls 0.4%
Paprec Holding
5.25%, due 4/1/22	EUR	180,000	202,627
7.375%, due 4/1/23		150,000	170,092
			372,719
Finance - Other Services 0.1%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22		$50,000	51,750

Food 1.4%
Agrokor dd 9.875%, due 5/1/19	EUR	360,000	425,098
Campofrio Food Group S.A. 3.375%, due 3/15/22		170,000	186,674
Kraft Heinz Foods Co. 2.80%, due 7/2/20 (c)		$50,000	50,209
Picard Bondco S.A. 7.75%, due 2/1/20	EUR	325,000	385,029
R&R Ice Cream PLC 4.75%, due 5/15/20 (d)		282,000	319,029
Tyson Foods, Inc. 3.95%, due 8/15/24		$75,000	75,795
			1,441,834
Food Services 0.1%
Elior Finance & Co. SCA 6.50%, due 5/1/20	EUR	91,000	107,836

Forest Products & Paper 0.4%
Fibria Overseas Finance, Ltd. 5.25%, due 5/12/24		$50,000	50,312
Sappi Papier Holding GmbH
3.375%, due 4/1/22	EUR	130,000	135,991
7.75%, due 7/15/17 (c)		$210,000	225,750
			412,053

Health Care - Products 0.3%
Auris Luxembourg II S.A. 8.00%, due 1/15/23	EUR	120,000	143,190
Boston Scientific Corp. 2.85%, due 5/15/20		$75,000	74,736
Hologic, Inc. 5.25%, due 7/15/22 (c)		100,000	103,250
			321,176
Health Care - Services 1.7%
Cerba European Lab SAS 7.00%, due 2/1/20	EUR	200,000	230,633
CHS / Community Health Systems, Inc.
5.125%, due 8/15/18		$365,000	374,125
5.125%, due 8/1/21		39,000	40,462
DaVita HealthCare Partners, Inc. 5.00%, due 5/1/25		185,000	182,919
Ephios Bondco PLC 6.25%, due 7/1/22	EUR	100,000	111,884
Fresenius Medical Care U.S. Finance II, Inc. 4.75%, due 10/15/24 (c)		$230,000	230,000
HCA, Inc. 5.00%, due 3/15/24		180,000	187,425
HomeVi SAS
6.875%, due 8/15/21 (d)	EUR	100,000	115,179
6.875%, due 8/15/21		175,000	201,506
Laboratory Corporation of America Holdings 2.625%, due 2/1/20		$75,000	74,667
			1,748,800
Holding Companies - Diversified 0.7%
CeramTec Group GmbH 8.25%, due 8/15/21	EUR	230,000	276,544
Nielsen Co. Luxembourg S.A.R.L. (The) 5.50%, due 10/1/21 (c)		$50,000	51,250
Novalis SAS 3.00%, due 4/30/22	EUR	370,000	393,398
			721,192
Internet 0.1%
United Group B.V. 7.875%, due 11/15/20		100,000	116,975

Iron & Steel 0.0%‡
Vale Overseas, Ltd. 6.875%, due 11/21/36		$50,000	46,635

Lodging 0.4%
Accor S.A. 4.125%, due 6/30/49 (b)	EUR	400,000	446,988

Machinery - Diversified 0.2%
Case New Holland Industrial, Inc. 7.875%, due 12/1/17		$200,000	220,500

Media 0.8%
AMC Networks, Inc. 7.75%, due 7/15/21		100,000	108,000
Cable Communications Systems N.V. 7.50%, due 11/1/20	EUR	225,000	259,771
CCO Holdings LLC / CCO Holdings Capital Corp. 5.875%, due 5/1/27 (c)		$300,000	297,187
CCO Safari II LLC
4.464%, due 7/23/22 (c)		40,000	40,216
4.908%, due 7/23/25 (c)		20,000	20,044
Nielsen Finance LLC / Nielsen Finance Co. 5.00%, due 4/15/22 (c)		100,000	99,125
			824,343
Oil & Gas 0.1%
Linn Energy LLC / Linn Energy Finance Corp. 6.50%, due 5/15/19		45,000	27,675
Petrobras Global Finance B.V. 6.25%, due 3/17/24		50,000	46,795
			74,470
Packaging & Containers 0.9%
Crown European Holdings S.A. 3.375%, due 5/15/25	EUR	315,000	323,462
Kloeckner Pentaplast of America, Inc. 7.125%, due 11/1/20		250,000	279,395
Sealed Air Corp. 4.50%, due 9/15/23		330,000	378,732
			981,589
Pharmaceuticals 0.6%
AbbVie, Inc. 2.50%, due 5/14/20		$75,000	74,540
Bayer A.G. 2.375%, due 4/2/75 (b)	EUR	140,000	149,770
Valeant Pharmaceuticals International, Inc.
4.50%, due 5/15/23		300,000	324,533
6.125%, due 4/15/25 (c)		$50,000	52,250
			601,093
Real Estate Investment Trusts 0.1%
MPT Operating Partnership, L.P. / MPT Finance Corp. 5.75%, due 10/1/20	EUR	100,000	116,415

Retail 0.3%
1011778 B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (c)		$135,000	135,000
Dufry Finance SCA 4.50%, due 8/1/23	EUR	100,000	112,845
O'Reilly Automotive, Inc. 3.80%, due 9/1/22		$70,000	71,593
			319,438
Software 0.2%
InterxXion Holding N.V. 6.00%, due 7/15/20	EUR	150,000	175,577

Telecommunications 2.1%
Altice Financing S.A.
7.875%, due 12/15/19 (c)		$200,000	210,500
8.00%, due 12/15/19	EUR	192,000	222,989
Altice S.A. 7.25%, due 5/15/22		160,000	179,234
Eileme 2 AB 11.75%, due 1/31/20		325,000	393,517
Intelsat Jackson Holdings S.A. 7.50%, due 4/1/21		$50,000	49,750
Play Topco S.A. 7.75%, due 2/28/20 (a)	EUR	275,000	309,192
SoftBank Group Corp. 4.75%, due 7/30/25		150,000	167,382
T-Mobile USA, Inc. 6.375%, due 3/1/25		$50,000	52,437
Telenet Finance Ill Luxembourg SCA 6.625%, due 2/15/21	EUR	370,000	426,670
Ziggo Secured Finance B.V. 3.75%, due 1/15/25		100,000	106,256
			2,117,927
Transportation 0.3%
XPO Logistics, Inc. 5.75%, due 6/15/21		250,000	273,011

Water 0.5%
Veolia Environnement S.A. 4.85%, due 1/29/49 (b)	GBP	300,000	476,724

Total Corporate Bonds (Cost $16,246,177)			16,098,077

		Shares
	Common Stocks 37.5%
	Aerospace & Defense 0.1%
	Spirit AeroSystems Holdings, Inc. Class A (e)	1,800	101,340

	Agriculture 0.1%
	Bunge, Ltd.	1,100	87,835

	Airlines 0.3%
	Air New Zealand, Ltd.	47,118	82,111
	SAS AB (e)	19,158	33,978
	Singapore Airlines, Ltd.	9,900	77,505
	SkyWest, Inc. (f)	5,800	96,048
			289,642
	Apparel 0.3%
	Carter's, Inc.	900	91,269
	Puma S.E.	744	141,113
	Skechers U.S.A., Inc. Class A (e)	400	60,180
			292,562
	Auto Manufacturers 0.2%
	Volvo AB Class B	7,711	91,262
	Wabash National Corp. (e)(f)	6,900	94,806
			186,068
	Auto Parts & Equipment 0.2%
	Goodyear Tire & Rubber Co. (The)	3,100	93,403
	Meritor, Inc. (e)(f)	5,700	80,256
	Tower International, Inc. (e)	2,900	75,777
			249,436
	Banks 0.2%
	Fifth Third Bancorp	200	4,214
	First Republic Bank	1,500	95,685
	KeyCorp	600	8,904
	Nordea Bank AB	2,976	37,085
	Skandinaviska Enskilda Banken AB Class A	1,191	14,358
			160,246
	Biotechnology 1.2%
	Acorda Therapeutics, Inc. (e)	2,300	79,028
	Agenus, Inc. (e)	1,100	9,394
	Alder Biopharmaceuticals, Inc. (e)	700	32,494
	Arena Pharmaceuticals, Inc. (e)(f)	8,000	32,320
	Curis, Inc. (e)	22,600	70,964
	Five Prime Therapeutics, Inc. (e)	1,900	44,688
	ImmunoGen, Inc. (e)(f)	4,700	84,694
¤	KYTHERA Biopharmaceuticals, Inc. (e)	6,476	482,592
	MacroGenics, Inc. (e)	2,300	86,480
	Merrimack Pharmaceuticals, Inc. (e)(f)	8,000	80,800
	Momenta Pharmaceuticals, Inc. (e)	100	2,174
	NewLink Genetics Corp. (e)	400	20,860
	PTC Therapeutics, Inc. (e)	1,200	61,452
	Repligen Corp. (e)	2,200	77,022
	Sangamo BioSciences, Inc. (e)(f)	9,100	83,265
	Spectrum Pharmaceuticals, Inc. (e)(f)	3,900	26,968
			1,275,195
	Building Materials 0.7%
	Buzzi Unicem S.p.A.	9,073	94,662
	Gibraltar Industries, Inc. (e)	4,300	82,302
	Lafarge S.A.	5,753	334,677
	Owens Corning, Inc	2,100	94,185
	Patrick Industries, Inc. (e)	2,100	75,684
	U.S. Concrete, Inc. (e)	1,900	80,427
			761,937
	Chemicals 1.0%
	Borregaard ASA	12,533	79,401
	Cabot Corp.	2,700	94,986
	Huntsman Corp. (f)	5,100	96,900
	Nufarm, Ltd.	6,246	35,246
¤	OM Group, Inc.	14,777	500,645
	Sigma-Aldrich Corp.	1,548	216,116
	Westlake Chemical Corp.	700	43,729
			1,067,023
	Commercial Services 1.4%
	Adecco S.A. Registered (e)	1,124	93,812
	Applus Services S.A.	976	10,933
	Avis Budget Group, Inc. (e)	2,200	95,546
	Cramo OYJ	4,027	81,156
	Ennis, Inc.	4,800	80,544
	Insperity, Inc.	1,500	75,420
	Intrum Justitia AB	2,389	81,279
	ManpowerGroup, Inc.	1,000	90,480
	Monster Worldwide, Inc. (e)(f)	13,500	95,175
	R.R. Donnelley & Sons Co.	2,500	43,875
	SP Plus Corp. (e)	600	15,690
	TrueBlue, Inc. (e)	3,200	82,432
	United Rentals, Inc. (e)	1,400	93,786
	Xoom Corp. (e)	19,048	473,343
			1,413,471
	Computers 0.4%
	Brocade Communications Systems, Inc. (f)	9,200	94,392
	Computer Sciences Corp.	1,400	91,602
	Leidos Holdings, Inc.	2,400	97,920
	Lexmark International, Inc. Class A	2,700	91,773
	Teradata Corp. (e)	1,900	70,509
			446,196
	Cosmetics & Personal Care 0.1%
	Coty, Inc. Class A (e)	3,400	90,882

	Distribution & Wholesale 0.1%
	HD Supply Holdings, Inc. (e)	2,700	96,660

	Electric 0.1%
	Origin Energy, Ltd.	9,717	80,544
	Ormat Technologies, Inc.	1,800	73,224
			153,768
	Electrical Components & Equipment 0.2%
	Encore Wire Corp.	2,300	78,959
	General Cable Corp. (f)	5,200	84,864
			163,823
	Electronics 0.4%
	Jabil Circuit, Inc. (f)	4,700	95,175
	Multi-Fineline Electronix, Inc. (e)	4,100	73,226
	Mycronic AB	12,710	80,296
	Sanmina Corp. (e)	1,900	41,933
	TTM Technologies, Inc. (e)(f)	8,900	81,257
			371,887
	Energy - Alternate Sources 0.3%
	Ence Energia y Celulosa S.A.	22,691	81,988
	First Solar, Inc. (e)	1,000	44,300
	Green Plains, Inc.	2,700	60,615
	Renewable Energy Group, Inc. (e)	5,900	60,180
	Vestas Wind Systems A/S	1,618	88,319
			335,402
	Engineering & Construction 0.4%
	Abengoa S.A. Class B	33,347	74,968
	AF AB Class B	2,578	36,085
	Comfort Systems USA, Inc. (f)	3,300	91,212
	Downer EDI, Ltd.	24,779	82,410
	PER Aarsleff A/S Class B	244	83,633
	WorleyParsons, Ltd.	12,080	81,235
			449,543
	Entertainment 0.4%
	Aristocrat Leisure, Ltd.	2,328	14,583
	Carmike Cinemas, Inc. (e)	3,100	77,655
	Cinemark Holdings, Inc.	2,400	94,704
	Isle of Capri Casinos, Inc. (e)(f)	4,500	82,080
	Penn National Gaming, Inc. (e)(f)	4,300	82,044
	Tabcorp Holdings, Ltd.	23,227	82,342
			433,408
	Environmental Controls 0.1%
	Clean Harbors, Inc. (e)	2,000	99,040

	Finance - Investment Banker/Broker 0.5%
	Cowen Group, Inc. Class A (e)	14,400	81,360
	E*TRADE Financial Corp. (e)	3,300	93,786
	GAIN Capital Holdings, Inc. (f)	8,000	55,840
	INTL. FCStone, Inc. (e)	2,700	78,732
	Investment Technology Group, Inc.	3,400	69,190
	LPL Financial Holdings, Inc.	2,000	94,300
	Macquarie Group, Ltd.	1,278	76,741
			549,949
	Finance - Leasing Companies 0.5%
¤	Avolon Holdings, Ltd. (e)	17,000	488,410

	Finance - Mortgage Loan/Banker 0.1%
	CoreLogic, Inc. (e)	2,300	90,712

	Food 0.5%
	Bakkafrost P/F	2,802	85,071
	Dean Foods Co. (f)	4,700	83,660
	Pilgrim's Pride Corp.	2,100	45,444
	Sanderson Farms, Inc.	600	43,206
	Seaboard Corp. (e)	24	83,400
	Select Harvests, Ltd.	8,506	82,008
	Tyson Foods, Inc. Class A	2,100	93,135
			515,924
	Food Products 0.4%
	Kraft Heinz Co. (The)	4,859	386,145

	Forest Products & Paper 0.1%
	Altri SGPS S.A.	19,559	83,152
	Domtar Corp.	1,000	40,660
			123,812
	Gas 0.4%
	Western Gas Equity Partners, L.P. (f)	6,600	387,156

	Health Care - Products 1.3%
	Biosensors International Group, Ltd. (e)	104,500	52,941
	Cynosure, Inc. Class A (e)	2,000	77,600
	Inogen, Inc. (e)	1,800	80,028
	Invacare Corp. (f)	4,700	80,135
	Merit Medical Systems, Inc. (e)(f)	3,200	81,792
	Orthofix International N.V. (e)	2,400	80,064
	Sorin S.p.A. (e)	66,940	193,202
¤	Thoratec Corp. (e)	11,440	724,038
			1,369,800
	Health Care - Services 0.4%
	Centene Corp. (e)	1,300	91,169
	LHC Group, Inc. (e)	2,000	80,580
	Magellan Health, Inc. (e)	500	30,295
	Molina Healthcare, Inc. (e)	1,200	90,516
	Providence Service Corp. (The) (e)	1,800	84,708
	Triple-S Management Corp. (e)	3,900	84,162
			461,430
	Holding Company - Diversified 0.2%
	Bollore S.A.	39,862	220,643

	Home Builders 0.1%
	Thor Industries, Inc.	1,700	94,996

	Home Furnishing 0.3%
	Harman International Industries, Inc.	900	96,894
	Nobia AB	7,127	83,606
	Whirlpool Corp.	500	88,865
			269,365
	Household Products & Wares 0.2%
	Henkel A.G. & Co. KGaA	2,123	214,343

	Housewares 0.0%‡
	NACCO Industries, Inc. Class A	600	30,462

	Insurance 1.2%
	HCC Insurance Holdings, Inc.	6,222	480,089
¤	PartnerRe, Ltd.	5,508	748,868
			1,228,957
	Internet 0.7%
	1-800-Flowers.com, Inc. Class A (e)(f)	8,200	81,590
	Blucora, Inc. (e)(f)	5,300	75,101
	ePlus, Inc. (e)	1,000	76,910
	Expedia, Inc.	900	109,296
	Groupon, Inc. (e)	8,216	39,601
	HomeAway, Inc. (e)	2,600	78,104
	IAC/InterActiveCorp	1,100	84,986
	Lands' End, Inc. (e)	2,800	66,024
	Overstock.com, Inc. (e)	1,900	40,204
	Symantec Corp.	1,000	22,740
			674,556
	Investment Company 0.2%
	EXOR S.p.A.	4,838	243,670

	Investment Management/Advisory Services 0.1%
	Legg Mason, Inc.	1,900	93,746

	Iron & Steel 0.3%
	Reliance Steel & Aluminum Co.	1,500	90,900
	Steel Dynamics, Inc. (f)	4,800	96,144
	Voestalpine A.G.	2,106	90,389
			277,433
	Lodging 0.1%
	MGM Resorts International (e)	5,200	102,024

	Machinery - Construction & Mining 0.1%
	Babcock & Wilcox Enterprises, Inc. (e)	1,050	20,706
	Danieli & Co. S.p.A.	4,506	71,113
	Terex Corp.	2,100	46,536
			138,355
	Machinery - Diversified 0.3%
	AGCO Corp.	1,800	99,018
	Chart Industries, Inc. (e)	1,400	38,220
	Kone OYJ Class B	1,157	48,489
	MAN S.E.	1,175	122,515
	Valmet OYJ	3,209	37,921
			346,163
	Media 0.6%
	Southern Cross Media Group, Ltd.	61,351	43,275
¤	Time Warner Cable, Inc.	2,920	554,829
			598,104
	Mining 0.6%
	Boliden AB	4,916	90,778
	Evolution Mining, Ltd.	105,960	77,451
	Goldcorp, Inc.	6,696	89,341
	Mineral Resources, Ltd.	14,131	55,984
	Newmont Mining Corp. (f)	2,400	41,208
	Norsk Hydro ASA	21,821	81,397
	OZ Minerals, Ltd.	28,601	77,770
	Rio Tinto, Ltd.	2,170	83,845
			597,774
	Miscellaneous - Manufacturing 0.2%
	Ansell, Ltd.	744	13,628
	GUD Holdings, Ltd.	13,340	91,171
	ITT Corp.	1,100	41,800
	Trinseo S.A. (e)	3,400	82,824
			229,423
	Multi-National 0.1%
	Banco Latinoamericano de Comercio Exterior S.A. Class E	3,000	82,560

	Office & Business Equipment 0.1%
	Xerox Corp. (f)	8,600	94,772

	Oil & Gas 2.0%
	Alon USA Energy, Inc.	3,200	59,552
	Anadarko Petroleum Corp.	270	20,075
	ARC Resources, Ltd.	1,550	23,347
	Cenovus Energy, Inc.	620	9,040
	Cheniere Energy, Inc. (e)(f)	2,600	179,322
	Chesapeake Energy Corp.	2,400	20,784
	Chevron Corp.	300	26,544
	ConocoPhillips	450	22,653
	Delek US Holdings, Inc.	900	32,103
	Devon Energy Corp.	350	17,297
	Dorchester Minerals, L.P.	1,550	26,459
	EOG Resources, Inc.	310	23,929
	EQT GP Holdings, L.P. (e)(f)	9,650	314,686
	EV Energy Partners, L.P.	5,140	50,526
	Exxon Mobil Corp.	220	17,426
	Legacy Reserves, L.P.	6,850	53,499
	LRR Energy, L.P.	800	4,232
	Memorial Production Partners, L.P.	5,380	56,167
	Mid-Con Energy Partners, L.P.	2,050	6,396
	Murphy USA, Inc. (e)	800	43,808
	Nabors Industries, Ltd.	1,800	20,898
	Occidental Petroleum Corp.	350	24,570
	OMV A.G.	3,424	91,096
	Patterson-UTI Energy, Inc.	600	9,891
	Phillips 66 (f)	4,100	325,950
	Pioneer Natural Resources Co.	130	16,480
	QEP Resources, Inc.	1,600	22,208
	Royal Dutch Shell PLC, Sponsored ADR	240	13,795
	Seadrill Partners LLC	1,100	14,146
	SM Energy Co.	600	22,242
	Stone Energy Corp. (e)	1,500	8,685
	Valero Energy Partners, L.P. (f)	5,950	279,471
	Vanguard Natural Resources LLC	5,120	54,989
	Vermilion Energy, Inc.	650	21,868
	Woodside Petroleum, Ltd.	3,230	84,168
			2,018,302
	Oil & Gas Services 0.7%
	CGG S.A. (e)	26,183	131,269
	FMC Technologies, Inc. (e)	600	19,656
	Matrix Service Co. (e)	1,000	19,380
	Oceaneering International, Inc.	500	20,010
	Prosafe S.E.	14,626	42,615
	Subsea 7 S.A. (e)	5,734	50,226
	Superior Energy Services, Inc.	900	15,300
	Targa Resources Corp. (f)	4,400	389,180
			687,636
	Pharmaceuticals 2.5%
	Array BioPharma, Inc. (e)(f)	13,500	78,435
	Australian Pharmaceutical Industries, Ltd.	67,225	78,129
	Celesio A.G.	4,740	138,133
	Depomed, Inc. (e)	10,960	345,240
	Enanta Pharmaceuticals, Inc. (e)	300	15,195
	Herbalife, Ltd. (e)	1,900	95,931
	Horizon Pharma PLC (e)	7,033	259,166
¤	Hospira, Inc. (e)	7,137	638,405
	Infinity Pharmaceuticals, Inc. (e)(f)	9,300	81,282
	Lannett Co., Inc. (e)	1,100	65,560
	Mylan N.V. (e)	3,066	171,665
	Nektar Therapeutics (e)	700	8,827
	Orexigen Therapeutics, Inc. (e)(f)	19,300	77,200
	Orion Oyj Class B	532	22,220
	Perrigo Co. PLC	304	58,429
	Phibro Animal Health Corp. Class A	500	19,640
	Raptor Pharmaceutical Corp. (e)	5,900	84,016
	Sagent Pharmaceuticals, Inc. (e)	1,900	46,702
	SciClone Pharmaceuticals, Inc. (e)	4,900	44,639
	Sucampo Pharmaceuticals, Inc. Class A (e)	1,000	21,790
	Supernus Pharmaceuticals, Inc. (e)(f)	4,000	84,840
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	855	59,012
	Teva Pharmaceutical Industries, Ltd.	1,324	92,851
			2,587,307
	Pipelines 7.4%
	Dominion Midstream Partners, L.P. (e)(f)	8,400	295,008
	Enable Midstream Partners, L.P.	1,650	26,994
¤	Energy Transfer Equity, L.P. (f)	18,500	556,480
	Energy Transfer Partners, L.P.	7,890	403,968
	EnLink Midstream Partners, L.P. (f)	9,300	182,931
	Enterprise Products Partners, L.P. (f)	10,000	283,300
	EQT Midstream Partners, L.P.	3,750	295,425
	Genesis Energy, L.P. (f)	10,750	477,192
	Kinder Morgan, Inc. (f)	13,350	462,444
	Magellan Midstream Partners, L.P. (f)	5,150	362,560
	MarkWest Energy Partners, L.P. (f)	7,000	458,080
	MPLX, L.P. (f)	4,700	261,743
	NGL Energy Partners, L.P. (f)	11,660	322,749
	NuStar Energy, L.P.	550	31,114
	ONEOK Partners, L.P.	1,000	32,390
	Phillips 66 Partners, L.P. (f)	4,700	292,857
	Plains GP Holdings, L.P. Class A (f)	15,600	399,984
	SemGroup Corp. Class A (f)	6,200	440,758
	Shell Midstream Partners, L.P. (f)	9,150	388,509
¤	Sunoco Logistics Partners, L.P. (f)	13,150	492,073
	Tallgrass Energy GP, L.P. (f)	6,600	198,528
	Targa Resources Partners, L.P.	800	29,952
	Tesoro Logistics, L.P. (f)	5,300	277,932
	Williams Cos., Inc. (The)	7,950	417,216
	Williams Partners, L.P.	4,500	207,585
			7,597,772
	Retail 1.6%
	Best Buy Co., Inc.	2,886	93,189
	Bilia AB Class A	4,092	82,298
	Byggmax Group AB	7,139	64,962
	Darden Restaurants, Inc.	1,300	95,888
	Delek Automotive Systems, Ltd.	7,279	81,027
	Dick's Sporting Goods, Inc.	1,237	63,062
	Dillard's, Inc. Class A	800	81,504
	Dollar Tree, Inc. (e)	1,998	155,904
	GameStop Corp. Class A	2,000	91,700
	Harvey Norman Holdings, Ltd.	24,946	81,325
	Myer Holdings, Ltd.	93,103	85,747
	Office Depot, Inc. (e)	12,000	96,000
	Pandora A/S	810	91,075
	Panera Bread Co. Class A (e)	500	102,060
	Rallye S.A.	2,846	83,782
	Red Robin Gourmet Burgers, Inc. (e)	900	82,485
	Ruby Tuesday, Inc. (e)(f)	6,000	44,040
	Shoe Carnival, Inc.	2,000	56,620
	Staples, Inc. (f)	6,500	95,615
			1,628,283
	Savings & Loans 0.2%
	Banc of California, Inc. (f)	5,800	70,354
	Flagstar Bancorp, Inc. (e)(f)	4,400	89,320
			159,674
	Semiconductors 1.2%
	Altera Corp.	9,236	458,660
¤	Integrated Silicon Solution, Inc.	32,000	701,760
	ON Semiconductor Corp. (e)	9,000	95,580
			1,256,000
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.	800	93,928
	Yangzijiang Shipbuilding Holdings, Ltd.	87,400	82,185
			176,113
	Software 1.0%
	Allscripts Healthcare Solutions, Inc. (e)(f)	6,400	92,544
	BroadSoft, Inc. (e)	2,000	69,840
	Epiq Systems, Inc.	2,100	34,755
	Informatica Corp. (e)	8,799	426,927
	Intuit, Inc.	900	95,193
	Kudelski S.A.	5,152	81,575
	Merge Healthcare, Inc. (e)(f)	14,800	81,252
	QAD, Inc. Class A	3,000	80,070
	RealPage, Inc. (e)(f)	1,200	23,040
	SimCorp A/S	1,016	43,288
			1,028,484
	Telecommunications 2.0%
	Altice S.A. (e)	1,901	240,094
	Arris Group, Inc. (e)	3,000	92,760
	AT&T, Inc.	7,065	245,429
	Bezeq The Israeli Telecommunication Corp., Ltd.	49,955	92,110
	EarthLink Holdings Corp. (f)	5,300	38,902
	EchoStar Corp. Class A (e)	2,000	92,840
	General Communication, Inc. Class A (e)(f)	4,500	82,800
	Gigamon, Inc. (e)	2,900	77,952
	IDT Corp. Class B (f)	4,100	69,782
	Koninklijke KPN N.V.	110,088	435,255
	T-Mobile U.S., Inc. (e)	4,902	199,315
	Telenor ASA	3,626	79,548
	Telephone & Data Systems, Inc.	3,300	97,053
	Telstra Corp., Ltd.	12,846	60,940
	United States Cellular Corp. (e)	2,700	100,494
			2,005,274
	Transportation 0.9%
	Ansaldo STS S.p.A.	27,972	289,385
	Aurizon Holdings, Ltd.	19,679	76,237
	Avance Gas Holding, Ltd. (c)	4,740	79,208
	BW LPG, Ltd. (c)	9,950	81,552
	Capital Product Partners, L.P.	2,450	19,698
	Dfds A/S	592	81,287
	Golar LNG Partners, L.P.	900	18,459
	Matson, Inc.	2,100	86,982
	Teekay Corp.	5,150	184,422
	Teekay Offshore Partners, L.P.	700	12,103
			929,333
	Total Common Stocks (Cost $40,060,688)		38,510,226

	Notional Amount
Purchased Options 0.0%‡
Purchased Put Options 0.0%‡
Euro-Bobl Strike Price $128.00 Expires 8/21/15, American Style (g)	$2,500,000	$137
Euro-Bobl Strike Price $128.50 Expires 8/21/15, American Style (g)	2,500,000	137
Euro-Bund Strike Price $148.00 Expires 8/21/15, American Style (g)	1,000,000	110
Total Purchased Options (Cost $16,799)		384

	Principal Amount
Short-Term Investments 44.6%
Repurchase Agreement 36.2%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $37,191,638 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $38,845,000 and a Market Value of $37,964,112)	$37,191,638	37,191,638
U.S. Government 8.4%
United States Treasury Bill 0.235%, due 5/26/16 (f)(h)	6,000,000	5,988,120
United States Treasury Bill 0.045%, due 9/17/15 (f)(h)	2,650,000	2,649,844
Total U.S. Government (Cost $8,638,433)		8,637,964
Total Short-Term Investments (Cost $45,830,071)		45,829,602
Total Investments, Before Investments Sold Short (Cost $102,153,735) (k)	97.7%	100,438,289

	Shares
Investments Sold Short (19.8%)
Common Stocks Sold Short (15.7%)
Airlines (0.2%)
Copa Holdings S.A. Class A	(1,200)	(90,636)
Spirit Airlines, Inc. (e)	(1,500)	(89,730)
		(180,366)
Apparel (0.1%)
Iconix Brand Group, Inc. (e)	(3,800)	(82,574)
Sequential Brands Group, Inc. (e)	(4,900)	(86,877)
		(169,451)
Auto Parts & Equipment (0.2%)
Dorman Products, Inc. (e)	(1,600)	(84,448)
Motorcar Parts of America, Inc. (e)	(2,900)	(85,927)
		(170,375)
Banks (0.6%)
Banco BPI S.A. Registered Shares (e)	(70,078)	(79,349)
Bankia S.A.	(66,454)	(87,799)
First Horizon National Corp.	(5,800)	(91,930)
Kearny Financial Corp. (e)	(7,200)	(80,280)
PacWest Bancorp	(2,000)	(92,580)
Raiffeisen Bank International A.G. (e)	(6,146)	(89,773)
TCF Financial Corp.	(5,200)	(85,592)
		(607,303)
Beverages (0.1%)
Boston Beer Co., Inc. (The) Class A (e)	(300)	(66,156)
Monster Beverage Corp. (e)	(600)	(92,130)
		(158,286)
Biotechnology (0.5%)
Ablynx N.V. (e)	(1,354)	(19,807)
Alnylam Pharmaceuticals, Inc. (e)	(300)	(38,229)
Aratana Therapeutics, Inc. (e)	(1,000)	(17,620)
BioMarin Pharmaceutical, Inc. (e)	(300)	(43,881)
Bluebird Bio, Inc. (e)	(300)	(49,749)
Idera Pharmaceuticals, Inc. (e)	(5,700)	(20,406)
Intrexon Corp. (e)	(700)	(45,675)
Isis Pharmaceuticals, Inc. (e)	(800)	(43,944)
Karyopharm Therapeutics, Inc. (e)	(1,000)	(20,520)
Organovo Holdings, Inc. (e)	(3,800)	(12,844)
OvaScience, Inc. (e)	(700)	(19,950)
Pacific Biosciences of California, Inc. (e)	(3,700)	(21,053)
Paratek Pharmaceuticals, Inc.	(800)	(20,128)
Puma Biotechnology, Inc. (e)	(500)	(45,300)
Versartis, Inc. (e)	(1,200)	(21,720)
Vertex Pharmaceuticals, Inc. (e)	(300)	(40,500)
		(481,326)
Building Materials (0.1%)
Martin Marietta Materials, Inc.	(600)	(94,092)

Chemicals (0.3%)
Novozymes A/S Class B	(1,779)	(92,866)
Platform Specialty Products Corp. (e)	(4,100)	(95,407)
Syngenta A.G.	(129)	(53,133)
WR Grace & Co. (e)	(900)	(90,837)
		(332,243)
Coal (0.1%)
Peabody Energy Corp.	(35,500)	(42,600)
Westmoreland Coal Co. (e)	(2,000)	(31,180)
		(73,780)
Commercial Services (0.9%)
Advisory Board Co. (The) (e)	(1,400)	(83,860)
Arrowhead Research Corp. (e)	(2,700)	(16,686)
Ezion Holdings, Ltd.	(99,700)	(62,865)
FleetCor Technologies, Inc. (e)	(300)	(46,446)
Global Cash Access Holdings, Inc. (e)	(7,800)	(39,390)
Huron Consulting Group, Inc. (e)	(1,200)	(91,764)
Macquarie Infrastructure Corp.	(1,100)	(93,423)
Morningstar, Inc.	(1,100)	(93,709)
Navitas, Ltd.	(26,939)	(81,324)
Qube Holdings, Ltd.	(41,527)	(74,064)
Rollins, Inc.	(3,200)	(92,800)
ServiceSource International, Inc. (e)	(14,400)	(76,320)
Sotheby's	(1,700)	(71,111)
		(923,762)
Computers (0.3%)
3D Systems Corp. (e)	(4,300)	(56,588)
Indra Sistemas S.A.	(6,796)	(76,316)
Nimble Storage, Inc. (e)	(3,000)	(82,860)
Stratasys, Ltd. (e)	(2,300)	(70,679)
		(286,443)
Distribution & Wholesale (0.1%)
Fastenal Co.	(2,100)	(87,906)

Electric (0.1%)
Contact Energy, Ltd.	(19,415)	(63,438)
ITC Holdings Corp.	(100)	(3,378)
		(66,816)
Electronics (0.2%)
FARO Technologies, Inc. (e)	(2,100)	(92,169)
Fluidigm Corp. (e)	(900)	(18,027)
GoPro, Inc. Class A (e)	(1,000)	(62,100)
Knowles Corp. (e)	(4,700)	(89,535)
		(261,831)
Energy - Alternate Sources (0.2%)
Clean Energy Fuels Corp. (e)	(11,200)	(64,512)
Plug Power, Inc. (e)	(35,000)	(90,650)
TerraForm Power, Inc. Class A (e)	(2,900)	(87,464)
		(242,626)
Engineering & Construction (0.3%)
Chicago Bridge & Iron Co. N.V.	(1,900)	(100,966)
Exponent, Inc.	(1,800)	(80,082)
SBA Communications Corp. Class A (e)	(800)	(96,576)
Singapore Technologies Engineering, Ltd.	(33,700)	(80,574)
		(358,198)
Entertainment (0.3%)
Ainsworth Game Technology, Ltd.	(33,025)	(72,419)
Dolby Laboratories, Inc. Class A	(600)	(21,090)
DreamWorks Animation SKG, Inc. Class A (e)	(3,300)	(79,563)
Genting Singapore PLC	(113,700)	(72,935)
Scientific Games Corp. Class A (e)	(5,700)	(86,070)
		(332,077)
Finance - Consumer Loans (0.1%)
Navient Corp.	(5,800)	(91,060)

Finance - Mortgage Loan/Banker (0.2%)
Arlington Asset Investment Corp. Class A	(4,300)	(82,130)
Walter Investment Management Corp. (e)	(4,400)	(95,920)
		(178,050)
Finance - Other Services (0.1%)
CBOE Holdings, Inc.	(1,500)	(92,970)

Food (0.5%)
Boulder Brands, Inc. (e)	(11,200)	(93,296)
Chefs' Warehouse, Inc. (The) (e)	(4,300)	(73,960)
Chocoladefabriken Lindt & Sprungli A.G.	(18)	(162,455)
ICA Gruppen AB	(2,529)	(92,286)
Sprouts Farmers Market, Inc. (e)	(3,200)	(78,464)
Super Group, Ltd.	(68,100)	(49,889)
		(550,350)
Gas (0.1%)
National Fuel Gas Co.	(1,300)	(70,291)

Hand & Machine Tools (0.1%)
Meyer Burger Technology A.G. (e)	(9,786)	(84,259)

Health Care - Products (0.5%)
Accelerate Diagnostics, Inc. (e)	(800)	(22,304)
Bio-Techne Corp.	(400)	(43,752)
Cerus Corp. (e)	(15,600)	(84,708)
Coloplast A/S Class B	(529)	(38,148)
IDEXX Laboratories, Inc. (e)	(1,400)	(101,822)
Ion Beam Applications	(2,638)	(82,222)
Ocular Therapeutix, Inc. (e)	(800)	(18,472)
Patterson Cos., Inc.	(1,900)	(95,304)
		(486,732)
Health Care - Services (0.6%)
Brookdale Senior Living, Inc. (e)	(2,800)	(92,764)
Envision Healthcare Holdings, Inc. (e)	(2,300)	(103,040)
Laboratory Corporation of America Holdings (e)	(800)	(101,832)
MEDNAX, Inc. (e)	(1,200)	(101,568)
Premier, Inc. Class A (e)	(2,600)	(92,976)
Tenet Healthcare Corp. (e)	(600)	(33,780)
Universal Health Services, Inc. Class B	(700)	(101,661)
		(627,621)
Home Builders (0.1%)
Century Communities, Inc. (e)	(3,300)	(66,660)
Lennar Corp. Class A	(1,800)	(95,472)
		(162,132)
Household Products & Wares (0.1%)
OSIM International, Ltd.	(35,000)	(40,693)
Wausau Paper Corp.	(3,800)	(33,592)
		(74,285)
Insurance (0.5%)
Ambac Financial Group, Inc. (e)	(4,900)	(78,596)
Genworth Financial, Inc. Class A (e)	(11,400)	(79,914)
Gjensidige Forsikring ASA	(1,353)	(21,715)
Insurance Australia Group, Ltd.	(17,849)	(76,845)
MBIA, Inc. (e)	(9,600)	(57,120)
Mercury General Corp.	(1,600)	(90,320)
Tryg A/S	(4,268)	(85,990)
		(490,500)
Internet (0.7%)
Chegg, Inc. (e)	(10,000)	(83,100)
Coupons.com, Inc. (e)	(7,700)	(74,921)
Marketo, Inc. (e)	(2,700)	(82,107)
RingCentral, Inc. Class A (e)	(4,600)	(90,620)
Seek, Ltd.	(7,742)	(85,451)
Splunk, Inc. (e)	(1,300)	(90,922)
Textura Corp. (e)	(2,600)	(75,400)
TrueCar, Inc. (e)	(6,400)	(41,728)
TubeMogul, Inc. (e)	(100)	(1,413)
Twitter, Inc. (e)	(2,600)	(80,626)
Zillow Group, Inc. Class A (e)	(500)	(40,750)
		(747,038)
Investment Companies (0.2%)
Acacia Research Corp.	(8,300)	(78,103)
Aker ASA Class A	(2,517)	(52,383)
Investment AB Kinnevik Class B	(2,014)	(64,459)
		(194,945)
Investment Management/Advisory Services (0.2%)
Northstar Asset Management Group, Inc.	(5,200)	(95,264)
Platinum Asset Management, Ltd.	(14,874)	(82,411)
WisdomTree Investments, Inc.	(3,000)	(74,700)
		(252,375)
Iron & Steel (0.3%)
AK Steel Holding Corp. (e)	(32,200)	(94,990)
BlueScope Steel, Ltd.	(33,014)	(87,598)
Cliffs Natural Resources, Inc.	(17,000)	(42,840)
Outokumpu OYJ (e)	(18,790)	(86,919)
Schmolz & Bickenbach A.G. Registered (e)	(27,851)	(23,346)
		(335,693)
Leisure Time (0.1%)
Harley-Davidson, Inc.	(1,400)	(81,620)

Lodging (0.1%)
Crown Resorts, Ltd.	(8,365)	(83,339)

Machinery - Construction & Mining (0.1%)
Outotec OYJ	(11,729)	(78,383)

Machinery - Diversified (0.6%)
Burckhardt Compression Holding A.G.	(212)	(80,188)
Cognex Corp.	(2,000)	(90,540)
Graco, Inc.	(1,200)	(85,788)
Middleby Corp. (The) (e)	(800)	(98,160)
Power Solutions International, Inc. (e)	(2,000)	(82,960)
Zardoya Otis S.A.	(7,658)	(84,020)
Zebra Technologies Corp. Class A (e)	(900)	(96,867)
		(618,523)
Media (0.3%)
Media General, Inc. (e)	(3,200)	(50,784)
Promotora de Informaciones S.A. Class A (e)	(8,217)	(75,109)
Singapore Press Holdings, Ltd.	(4,700)	(14,321)
Starz Class A (e)	(2,100)	(84,945)
Tribune Media Co. Class A	(1,800)	(90,882)
		(316,041)
Metal Fabricate & Hardware (0.1%)
NN, Inc.	(3,600)	(82,188)

Mining (0.6%)
Alumina, Ltd.	(76,729)	(83,286)
Horsehead Holding Corp. (e)	(10,300)	(85,284)
Iluka Resources, Ltd.	(14,678)	(84,544)
Newcrest Mining, Ltd. (e)	(8,929)	(73,555)
Regis Resources, Ltd. (e)	(85,255)	(81,012)
Royal Gold, Inc.	(1,800)	(90,756)
Syrah Resources, Ltd. (e)(i)	(31,697)	(85,262)
US Silica Holdings, Inc.	(500)	(11,260)
		(594,959)
Miscellaneous - Manufacturing (0.3%)
Donaldson Co., Inc.	(2,400)	(80,640)
GWA Group, Ltd.	(33,660)	(59,787)
Proto Labs, Inc. (e)	(1,100)	(82,907)
Raven Industries, Inc.	(4,200)	(81,606)
		(304,940)
Oil & Gas (0.4%)
Atwood Oceanics, Inc.	(500)	(10,400)
Cobalt International Energy, Inc. (e)	(900)	(6,939)
Concho Resources, Inc. (e)	(100)	(10,656)
Det Norske Oljeselskap ASA (e)	(13,661)	(83,788)
Diamond Offshore Drilling, Inc.	(500)	(10,975)
Diamondback Energy, Inc. (e)	(200)	(13,460)
DNO ASA (e)	(83,064)	(77,233)
Eclipse Resources Corp. (e)	(2,700)	(10,395)
EQT Corp.	(100)	(7,685)
Erin Energy Corp. (e)	(2,800)	(11,564)
EXCO Resources, Inc.	(6,200)	(3,591)
Halcon Resources Corp. (e)	(11,700)	(12,870)
Kosmos Energy, Ltd. (e)	(1,100)	(7,920)
Lundin Petroleum AB (e)	(2,998)	(43,475)
Oasis Petroleum, Inc. (e)	(1,100)	(10,593)
Parsley Energy, Inc. Class A (e)	(700)	(10,122)
Rice Energy, Inc. (e)	(600)	(10,830)
Rowan Cos., PLC Class A	(600)	(10,338)
RSP Permian, Inc. (e)	(300)	(7,440)
SandRidge Energy, Inc. (e)	(8,700)	(4,498)
Santos, Ltd.	(15,604)	(84,402)
Synergy Resources Corp. (e)	(1,000)	(9,730)
Ultra Petroleum Corp. (e)	(1,300)	(10,114)
		(469,018)
Oil & Gas Services (0.2%)
CARBO Ceramics, Inc.	(300)	(9,855)
Dril-Quip, Inc. (e)	(200)	(11,682)
Flotek Industries, Inc. (e)	(4,900)	(83,888)
McDermott International, Inc. (e)	(2,400)	(10,560)
Schoeller-Bleckmann Oilfield Equipment A.G.	(1,409)	(79,647)
TETRA Technologies, Inc. (e)	(1,400)	(6,664)
		(202,296)
Pharmaceuticals (0.6%)
Aerie Pharmaceuticals, Inc. (e)	(1,100)	(19,954)
Agios Pharmaceuticals, Inc. (e)	(400)	(44,072)
Akorn, Inc. (e)	(900)	(41,499)
Alkermes PLC (e)	(600)	(42,012)
Catalyst Pharmaceuticals, Inc. (e)	(3,900)	(19,266)
Esperion Therapeutics, Inc. (e)	(100)	(6,200)
Greencross, Ltd.	(13,224)	(58,480)
Jazz Pharmaceuticals PLC (e)	(200)	(38,448)
Keryx Biopharmaceuticals, Inc. (e)	(2,000)	(15,960)
La Jolla Pharmaceutical Co. (e)	(700)	(21,280)
MannKind Corp. (e)	(4,300)	(18,447)
Mirati Therapeutics, Inc. (e)	(700)	(20,027)
Northwest Biotherapeutics, Inc. (e)	(1,800)	(20,556)
OPKO Health, Inc. (e)	(2,400)	(39,288)
Relypsa, Inc. (e)	(600)	(19,866)
Revance Therapeutics, Inc. (e)	(600)	(18,618)
Santhera Pharmaceutical Holding A.G. Registered (e)	(198)	(19,343)
Sarepta Therapeutics, Inc. (e)	(300)	(9,576)
TESARO, Inc. (e)	(300)	(17,400)
UCB S.A.	(275)	(21,280)
VCA, Inc. (e)	(1,700)	(104,601)
Vital Therapies, Inc. (e)	(900)	(14,598)
ZS Pharma, Inc. (e)	(400)	(23,892)
		(654,663)
Pipelines (0.1%)
APA Group	(11,789)	(78,158)

Real Estate (0.1%)
REA Group, Ltd.	(2,581)	(81,897)

Retail (1.1%)
Cabela's, Inc. (e)	(2,100)	(93,303)
CarMax, Inc. (e)	(1,200)	(77,412)
Chipotle Mexican Grill, Inc. (e)	(100)	(74,223)
Container Store Group, Inc. (The) (e)	(4,500)	(81,810)
Dufry A.G. Registered (e)	(665)	(92,287)
Dunkin' Brands Group, Inc.	(1,700)	(91,613)
Five Below, Inc. (e)	(2,200)	(81,114)
Lumber Liquidators Holdings, Inc. (e)	(3,700)	(71,410)
MarineMax, Inc. (e)	(3,200)	(57,792)
Mattress Firm Holding Corp. (e)	(1,300)	(80,405)
Sears Holdings Corp. (e)	(4,200)	(90,510)
Tiffany & Co.	(1,000)	(95,700)
Tuesday Morning Corp. (e)	(8,500)	(79,730)
Zoe's Kitchen, Inc. (e)	(2,000)	(89,700)
		(1,157,009)
Savings & Loans (0.1%)
TFS Financial Corp.	(3,900)	(65,754)

Semiconductors (0.2%)
Applied Micro Circuits Corp. (e)	(900)	(5,589)
InvenSense, Inc. (e)	(4,900)	(64,190)
IPG Photonics Corp. (e)	(1,100)	(101,442)
		(171,221)
Shipbuilding (0.1%)
Sembcorp Marine, Ltd.	(34,000)	(64,686)
Vard Holdings, Ltd. (e)	(179,800)	(59,634)
		(124,320)
Software (0.5%)
Benefitfocus, Inc. (e)	(1,900)	(70,756)
Castlight Health, Inc. Class B (e)	(11,000)	(78,980)
inContact, Inc. (e)	(9,200)	(85,376)
Mobileiron, Inc. (e)	(8,200)	(46,904)
NetSuite, Inc. (e)	(900)	(88,956)
OPOWER, Inc. (e)	(8,000)	(80,400)
Xero, Ltd. (e)	(2,774)	(32,411)
		(483,783)
Storage & Warehousing (0.1%)
Mobile Mini, Inc.	(1,900)	(70,547)

Telecommunications (0.6%)
Chorus, Ltd. (e)	(21,335)	(40,419)
Globalstar, Inc. (e)	(38,300)	(79,281)
Intelsat S.A. (e)	(10,500)	(99,855)
Loral Space & Communications, Inc. (e)	(1,300)	(82,355)
Millicom International Cellular S.A.	(1,231)	(90,041)
ORBCOMM, Inc. (e)	(13,300)	(81,928)
RigNet, Inc. (e)	(400)	(10,372)
TPG Telecom, Ltd.	(12,028)	(83,611)
Ubiquiti Networks, Inc.	(2,500)	(80,550)
		(648,412)
Transportation (0.5%)
CAI International, Inc. (e)	(1,300)	(18,278)
GasLog, Ltd.	(700)	(10,864)
Genesee & Wyoming, Inc. Class A (e)	(1,100)	(78,342)
Golar LNG, Ltd.	(200)	(8,614)
Golden Ocean Group, Ltd.	(20,800)	(80,912)
Hoegh LNG Holdings, Ltd.	(5,042)	(80,552)
Hornbeck Offshore Services, Inc. (e)	(600)	(10,920)
Kirby Corp. (e)	(1,200)	(86,892)
Neptune Orient Lines, Ltd. (e)	(82,500)	(55,928)
Scorpio Bulkers, Inc. (e)	(49,200)	(89,052)
Teekay Corp.	(300)	(10,743)
Tidewater, Inc.	(600)	(11,718)
		(542,815)
Total Common Stocks Sold Short (Proceeds $17,072,841)		(16,175,068)

Exchange-Traded Funds Sold Short (4.1%) (j)
SPDR S&P 500 ETF Trust	(5,000)	(1,052,500)
United States Oil Fund, L.P. (e)	(204,500)	(3,188,155)
Total Exchange-Traded Funds Sold Short (Proceeds $5,166,316)		(4,240,655)
Total Investments Sold Short (Proceeds $22,239,157)	(19.8)%	(20,415,723)
Total Investments, Net of Investments Sold Short (Cost $79,914,578)	77.9	80,022,566
Other Assets, Less Liabilities	22.1	22,766,155
Net Assets	100.0%	$102,788,721

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment in Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2015.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security - As of July 31, 2015, the total market value of these securities was $434,208, which represented 0.4% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(g)	As of July 31, 2015 cash in the amount of $375 was on deposit with a broker for options on futures transactions.
(h)	Interest rate shown represents yield to maturity.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2015, the total market value of this security was $(85,262), which represented (0.1)% of the Fund's net assets.
(j)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(k)	As of July 31, 2015, cost was $102,153,735 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$643,199
Gross unrealized depreciation	(2,358,645)
Net unrealized depreciation	$(1,715,446)

As of July 31, 2015, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Danish Krone vs. U.S. Dollar	8/3/15	Deutsche Bank AG	DKK	22,416	$3,277	$22
Euro vs. U.S. Dollar	8/3/15	Deutsche Bank AG	EUR	16,958	18,499	126
Euro vs. U.S. Dollar	8/21/15	Societe Generale		100,448	111,685	(1,345)
Norwegian Krone vs. U.S. Dollar	8/3/15	Deutsche Bank AG	NOK	708,028	86,684	(6)
Singapore Dollar vs. U.S. Dollar	8/3/15	Deutsche Bank AG	SGD	34,595	25,139	79

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	8/3/15	Deutsche Bank AG	AUD	624,990	$454,624	(2,212)
Euro vs. U.S. Dollar	8/3/15	Deutsche Bank AG	EUR	140,161	152,893	(1,039)
Euro vs. U.S. Dollar	8/21/15	Societe Generale		10,143,000	11,210,659	68,795
Euro vs. U.S. Dollar	9/17/15	Societe Generale		2,200,000	2,457,088	39,552
Euro vs. U.S. Dollar	9/17/15	UBS AG		46,000	51,567	1,018
New Zealand Dollar vs. U.S. Dollar	8/3/15	Deutsche Bank AG	NZD	60,359	39,732	(111)
Pound Sterling vs. U.S. Dollar	8/21/15	Societe Generale	GBP	302,000	464,786	(6,775)
Swedish Krona vs. U.S. Dollar	8/3/15	Deutsche Bank AG	SEK	1,235,147	142,765	(411)
Swiss Franc vs. U.S. Dollar	8/3/15	Deutsche Bank AG	CHF	66,861	68,915	(278)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$97,415

As of July 31, 2015, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)		Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
5-Year United States Treasury Note		(1)	September 2015	$(119,844)	$(596)
Euro-Bund		(2)	September 2015	(339,140)	(7,559)
				$(458,984)	$(8,155)

1. As of July 31, 2015, cash in the amount of $7,375 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2015.

As of July 31, 2015, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$9,500,000	USD	6/23/2017	Fixed 0.877%	3-month USD LIBOR	$—	$(1,283)	$(1,283)
$2,300,000	USD	6/23/2025	3-Month USD-LIBOR	Fixed 2.366%	—	17,229	17,229
					$—	$15,946	$15,946

As of July 31, 2015, the Fund held the following open centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Markit iTraxx Europe Crossover Series 23	6/20/2020	Buy	€1,000	(5.00)%	$(103,243)	$(104,324)	$(1,081)
Markit iTraxx Europe Crossover Series 23	6/20/2020	Buy	1,000	(5.00)%	(84,582)	(104,324)	(19,742)
Markit iTraxx North American High Yield Series 24	6/20/2020	Sell	$6,237	5.00%	383,418	391,341	7,923
Markit iTraxx North American Investment Grade Series 24	6/20/2020	Sell	2,000	1.00%	30,642	27,752	(2,890)
					$226,235	$210,445	$(15,790)

As of July 31, 2015, the Fund held the following open OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Accor S.A.
2.875%, 6/19/17	BNP Paribas S.A.	6/20/2020	Buy	€300	(1.00)%	$(4,006)	$(4,724)	$(718)
Electricite de France S.A.
5.625%, 2/21/33	Societe Generale S.A.	9/20/2020	Buy	250	(1.00)%	(5,437)	(6,181)	(744)
Koninklijke KPN N.V.
7.5%, 2/4/19	Societe Generale S.A.	9/20/2020	Buy	250	(1.00)%	(2,778)	(2,853)	(75)
Orange S.A.
5.625%, 5/22/18	Societe Generale S.A.	9/20/2020	Buy	250	(1.00)%	(5,001)	(4,912)	89
RWE AG
5.75%, 2/14/33	Societe Generale S.A.	9/20/2020	Buy	150	(1.00)%	(1,177)	(1,691)	(514)
						$(18,399)	$(20,361)	$(1,962)

1. As of July 31, 2015, cash in the amount of $506,557 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at July 31, 2015.

Total Return Swap Contracts

Open OTC total return equity swap contracts as of July 31, 2015 were as follows:

Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date(s)	Notional Amount (000)*	Unrealized Appreciation
Deutsche Bank	3i Group PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016	$87	$3,051
Deutsche Bank	AB Science S.A.	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(20)	688
Deutsche Bank	Air France-KLM	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(81)	833
Deutsche Bank	Al Noor Hospitals Group PLC	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(62)	3,202
Deutsche Bank	Altran Technologies S.A.	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	81	3,510
Deutsche Bank	Amplifon SpA	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	56	103
Deutsche Bank	AO World PLC	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(40)	183
UBS AG	AT&T Inc.	1 Month LIBOR BBA minus 0.40 bps	6/24/2016	(357)	8,333
Deutsche Bank	Aurubis AG	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	80	113
Deutsche Bank	Banca Carige SpA	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(85)	2,570
Deutsche Bank	Banca IFIS SpA	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	61	6,621
Deutsche Bank	Banca Monte dei Paschi di Siena SpA	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(86)	3,319
Deutsche Bank	Barratt Developments PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016	89	234
Citibank NA	Barrick Gold Corp.	1 Month LIBOR BBA minus 0.35 bps	6/24/2016	(165)	53,426
Deutsche Bank	BG Group PLC	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(89)	745
Deutsche Bank	Biesse SpA	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	3	47
Deutsche Bank	Brunello Cucinelli SpA	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(69)	1,465
Deutsche Bank	Card Factory PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016	18	562
UBS AG	Casino Guichard Perrachon S.A.	1 Month LIBOR BBA minus 0.45 bps	6/24/2016	(80)	1,064
Citibank NA	CNH Industrial NV	1 Month LIBOR BBA minus 0.40 bps	12/6/2016	(31)	1,531
Deutsche Bank	CNH Industrial NV	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(95)	4,224
Deutsche Bank	Dart Group PLC	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	53	151
Deutsche Bank	De La Rue PLC	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(79)	6,853
Deutsche Bank	Deutsche Beteiligungs AG	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	25	39
Citibank NA	Dollar Tree Inc.	1 Month LIBOR BBA minus 0.35 bps	6/24/2016	(326)	8,470
Deutsche Bank	Entertainment One, Ltd.	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	9	171
Deutsche Bank	Eramet	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(23)	367
Deutsche Bank	Fresnillo PLC	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(90)	10,564
Deutsche Bank	Gerry Weber International AG	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(3)	3
Deutsche Bank	Gulf Keystone Petroleum, Ltd.	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(42)	5,564
Deutsche Bank	Hargreaves Lansdown PLC	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(90)	2,463
Deutsche Bank	Imperial Tobacco Group PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016	88	2,234
Deutsche Bank	IPSOS	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	83	2,158
Deutsche Bank	John Menzies PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016	49	1,547
Deutsche Bank	K+S AG	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	94	331
Deutsche Bank	Koninklijke DSM NV	1 Month LIBOR BBA minus 0.45 bps	8/9/2016	(95)	2,974
Citibank NA	LafargeHolcim Ltd.	1 Month LIBOR BBA minus 0.40 bps	6/24/2016	(163)	7,752
Citibank NA	Liberty Global PLC	1 Month LIBOR BBA minus 0.35 bps	6/24/2016	(145)	5,543
Deutsche Bank	Lonmin PLC	1 Month LIBOR BBA minus 0.45 bps - 7.00 bps	7/7/2016 -7/20/2016	(129)	51,283
Deutsche Bank	Manz AG	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(86)	7,546
Deutsche Bank	Mediobanca SpA	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	38	2,635
UBS AG	Merck KGaA	1 Month LIBOR BBA minus 0.45 bps	6/24/2016	(79)	404
Deutsche Bank	Moneysupermarket.com Group PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016	80	94
Deutsche Bank	MorphoSys AG	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(12)	59
Deutsche Bank	Nanoco Group PLC	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(33)	9,918
Deutsche Bank	NN Group NV	1 Month LIBOR BBA plus 0.45 bps	8/9/2016	63	539
Deutsche Bank	Old Mutual PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016 -7/20/2016	91	1,780
UBS AG	Orange S.A.	1 Month LIBOR BBA minus 0.45 bps	6/24/2016	(113)	757
Deutsche Bank	Oxford Instruments PLC	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(44)	4,720
Deutsche Bank	Persimmon PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016 -7/20/2016	52	1,274
Deutsche Bank	Petra Diamonds, Ltd.	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(64)	3,316
Deutsche Bank	Prysmian SpA	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	91	783
Deutsche Bank	Randgold Resources, Ltd.	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(90)	14,296
Deutsche Bank	RCS MediaGroup SpA	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(71)	4,427
Deutsche Bank	Redrow PLC	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	70	1,424
Deutsche Bank	Royal Dutch Shell PLC	1 Month LIBOR BBA plus 0.65 bps	7/17/2016	68	3,434
Deutsche Bank	Royal Imtech NV	1 Month LIBOR BBA minus 0.45 bps	8/9/2016	(36)	9,650
Deutsche Bank	SGL Carbon SE	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(83)	5,117
UBS AG	Shire PLC	1 Month LIBOR BBA plus 0.40 bps	6/24/2016	207	18,665
Deutsche Bank	Soco International PLC	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	23	1,227
Deutsche Bank	Solocal Group	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(15)	344
Citibank NA	Swatch Group AG	1 Month LIBOR BBA plus 0.40 bps	6/24/2016	75	8,633
Deutsche Bank	Tate & Lyle PLC	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(89)	2,239
Deutsche Bank	Technicolor S.A.	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	65	210
Deutsche Bank	Tesco PLC	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(91)	176
Deutsche Bank	Thomas Cook Group PLC	1 Month LIBOR BBA minus 0.45 bps	7/7/2016 -7/20/2016	(89)	14,107
Deutsche Bank	Vallourec S.A.	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(91)	5,652
Deutsche Bank	Weir Group PLC	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(88)	13,646
Deutsche Bank	Wessanen	1 Month LIBOR BBA plus 0.45 bps	8/9/2016	6	151
Deutsche Bank	Wincor Nixdorf AG	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(83)	1,966
				$(1,897)	$343,480

Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date(s)	Notional Amount (000)*	Unrealized Depreciation
UBS AG	adidas AG	1 Month LIBOR BBA minus 0.45 bps	6/24/2016	$(83)	$(7,755)
Citibank NA	Air France-KLM	1 Month LIBOR BBA minus 1.25 bps	12/6/2016	(63)	(2,254)
Deutsche Bank	AIXTRON SE	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(78)	(3,993)
Deutsche Bank	APERAM S.A.	1 Month LIBOR BBA plus 0.45 bps	8/9/2016	40	(4,265)
Deutsche Bank	Associated British Foods PLC	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(89)	(3,927)
Deutsche Bank	Astaldi SpA	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	82	(338)
Deutsche Bank	ASTM SpA	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	34	(207)
Deutsche Bank	Banca Monte dei Paschi di Siena SpA	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(8)	(151)
Deutsche Bank	BG Group PLC	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(9)	(418)
Deutsche Bank	Biesse SpA	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	81	(2,095)
Deutsche Bank	BinckBank NV	1 Month LIBOR BBA plus 0.45 bps	8/9/2016	83	(3,632)
Deutsche Bank	BP PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016 -7/20/2016	2	(197)
Deutsche Bank	Brunello Cucinelli SpA	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(15)	(96)
UBS AG	Buzzi Unicem SpA	1 Month LIBOR BBA minus 0.45 bps	6/24/2016	(79)	(14,510)
Deutsche Bank	CGG S.A.	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(83)	(1,644)
Deutsche Bank	Cie Generale des Etablissements Michelin	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	88	(8,323)
UBS AG	Comcast Corp.	1 Month LIBOR BBA minus 0.40 bps	6/24/2016	(305)	(785)
UBS AG	Consumer Staples Select Sector SPDR Fund	1 Month LIBOR BBA minus 0.40 bps	6/24/2016	(254)	(11,069)
Deutsche Bank	Credit Agricole S.A.	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	92	(126)
Citibank NA	Cyberonics Inc.	1 Month LIBOR BBA minus 0.35 bps	6/24/2016	(154)	(3,521)
UBS AG	Danieli & C Officine Meccaniche SpA	1 Month LIBOR BBA minus 0.45 bps	6/24/2016	(60)	(2,218)
Deutsche Bank	Debenhams PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016	78	(3,192)
Citibank NA	Deutsche Lufthansa AG	1 Month LIBOR BBA minus 0.40 bps	12/6/2016	(62)	(3,564)
Deutsche Bank	Drax Group PLC	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(90)	(5,952)
Deutsche Bank	Enel Green Power SpA	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(91)	(81)
Deutsche Bank	EnQuest PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016 -7/20/2016	81	(19,094)
Deutsche Bank	Entertainment One, Ltd.	1 Month LIBOR BBA plus 0.45 bps	7/7/2016	80	(3,630)
Citibank NA	Fiat Chrysler Automobiles NV	1 Month LIBOR BBA minus 0.40 bps	12/6/2016	(40)	(3,157)
Deutsche Bank	Fresnillo PLC	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(15)	(161)
Deutsche Bank	Gerry Weber International AG	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(82)	(3,394)
Deutsche Bank	Hargreaves Lansdown PLC	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(8)	(162)
Deutsche Bank	Heidelberger Druckmaschinen AG	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(81)	(1,096)
Citibank NA	Henkel AG & Co KGaA	1 Month LIBOR BBA minus 0.40 bps	12/6/2016	(208)	(11,613)
Deutsche Bank	Home Retail Group PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016 -7/20/2016	81	(135)
Deutsche Bank	Hunting PLC	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(84)	(2,171)
Deutsche Bank	Intesa Sanpaolo SpA	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	94	(176)
Deutsche Bank	Investec PLC	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	20	(460)
Deutsche Bank	Kering	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(47)	(529)
Deutsche Bank	Koninklijke BAM Groep NV	1 Month LIBOR BBA plus 0.45 bps	8/9/2016	83	(594)
Deutsche Bank	Koninklijke KPN NV	1 Month LIBOR BBA minus 0.45 bps	8/9/2016	(78)	(814)
Deutsche Bank	La Doria SpA	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	82	(2,487)
Deutsche Bank	Majestic Wine PLC	1 Month LIBOR BBA minus 0.45 bps	7/7/2016	(47)	(965)
Deutsche Bank	Neopost S.A.	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	83	(4,601)
Deutsche Bank	OneSavings Bank PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016	29	(1,206)
Deutsche Bank	Orange S.A.	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	93	(2,075)
Deutsche Bank	Oxford Instruments PLC	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(40)	(278)
Deutsche Bank	Petra Diamonds, Ltd.	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(22)	(438)
Deutsche Bank	Peugeot S.A.	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	64	(2,003)
Deutsche Bank	Poundland Group PLC	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(55)	(886)
Deutsche Bank	Quindell PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016	80	(2,454)
Deutsche Bank	Randgold Resources, Ltd.	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(17)	(299)
Deutsche Bank	RCS MediaGroup SpA	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(15)	(1,051)
UBS AG	Receptos Inc	1 Month LIBOR BBA plus 0.35 bps	6/24/2016	504	(3,078)
Deutsche Bank	Redde PLC	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	40	(273)
Deutsche Bank	Renault S.A.	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	95	(9,568)
Deutsche Bank	Serco Group PLC	1 Month LIBOR BBA minus 0.45 bps	7/7/2016 -7/20/2016	(80)	(4,195)
Deutsche Bank	Societe Generale S.A.	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	94	(1,619)
Deutsche Bank	Soco International PLC	1 Month LIBOR BBA plus 0.45 bps	7/7/2016	78	(13,971)
Deutsche Bank	Sports Direct International PLC	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(9)	(102)
Citibank NA	Swatch Group AG	1 Month LIBOR BBA minus 0.40 bps	6/24/2016	(144)	(18,659)
Deutsche Bank	Tod's SpA	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(82)	(2,632)
Deutsche Bank	TomTom NV	1 Month LIBOR BBA minus 0.45 bps	8/9/2016	(24)	(336)
UBS AG	TOTAL S.A.	1 Month LIBOR BBA minus 0.45 bps	6/24/2016	(88)	(2,348)
Deutsche Bank	Unipol Gruppo Finanziario SpA	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	82	(270)
Deutsche Bank	Virbac S.A.	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(20)	(13)
Deutsche Bank	Wacker Neuson SE	1 Month LIBOR BBA plus 0.45 bps	7/20/2016	8	(679)
Deutsche Bank	Yoox SpA	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(82)	(2,061)
Deutsche Bank	Zodiac Aerospace	1 Month LIBOR BBA minus 0.45 bps	7/20/2016	(77)	(52)
				$(617)	$(210,098)

Open OTC total return basket swap contracts as of July 31, 2015 were as follows:

Counterparty	Reference Obligation	Rate (Paid)/Received by the Fund	Termination Date	Notional Amount (000)*	Unrealized Appreciation / (Depreciation)
Credit Suisse	Credit Suisse Backwardation Long/Short Excess Return Index **	1 Month LIBOR BBA plus 0.60 bps	5/31/2016	1,207	10,266
Credit Suisse	Credit Suisse Custom 24A Excess Return Index **	1 Month LIBOR BBA plus 1.50 bps	5/31/2016	1,500	(9,901)
Credit Suisse	Credit Suisse Custom 88 Enhanced Excess Return Index **	1 Month LIBOR BBA plus 0.60 bps	5/31/2016	2,248	1,595
Credit Suisse	Credit Suisse Dividend Alpha ER Index	1 Month LIBOR BBA plus 0.60 bps	5/31/2016	1,598	-
Credit Suisse	Credit Suisse GAINS 01E Long Short Excess Return Index **	1 Month LIBOR BBA plus 1.25 bps	5/31/2016	1,499	9,064
Societe Generale	SGI BOSS 3% Index	1 Month LIBOR BBA plus 0.60 bps	6/3/2016	2,005	8,731
Societe Generale	SGI FX Smile Premium G4 Index	1 Month LIBOR BBA plus 0.60 bps	6/3/2016	2,007	11,314
Societe Generale	SGI Smart Market Neutral Commodity 2 Index **	1 Month LIBOR BBA plus 0.60 bps	6/3/2016	1,997	(5,283)
Societe Generale	SGI US Gravity Index	1 Month LIBOR BBA plus 0.60 bps	6/3/2016	1,507	36,004
				$15,568	$61,790

Open OTC total return managed futures swap contract as of July 31, 2015 was as follows:

Counterparty	Reference Obligation	Description	Unrealized Appreciation

Societe Generale Newedge UK Limited	Candriam IG Diversified Futures Index **	Total return swap with Societe Generale Newedge UK Limited ("SG Newedge UK"). The swap provides exposure to the total returns of the Candriam Alternative Return Systemat program, calculated on a daily basis by NAV Consulting, Inc. with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $19,753,601)***	$375,708

The summary below provides a breakdown of the futures contracts comprising the index components of the above total return managed futures swap as of July 31, 2015:

%
Category	Breakdown
Financials	131.50%
Equity Index	(0.76)
Energy	(4.34)
Agricultural	(6.80)
Metals	(7.06)
Foreign Currency	(12.54)
Total	100.00%

* Notional amounts reflected as a positive value indicate a long position held by the Fund and a negative value indicates a short position.

** The total return swap is held in the MainStay Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay Absolute Return Multi-Strategy Fund.

*** The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded futures in relation to any commodity, currency, interest rate, bond or equity index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on June 24, 2015 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound Sterling
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Corporate Bonds	$—	$16,098,077	$—	$16,098,077
Common Stocks	38,510,226	—	—	38,510,226
Purchased Put Options	384			384
Short-Term Investments
Repurchase Agreement	—	37,191,638	—	37,191,638
U.S. Government	—	8,637,964	—	8,637,964
Total Investments in Securities	38,510,610	61,927,679	—	100,438,289
Other Financial Instruments
Credit Default Swap Contracts (b)	—	8,012	—	8,012
Foreign Currency Forward Contracts (b)	—	109,592	—	109,592
Interest Rate Swap Contracts (b)	—	17,229	—	17,229
Total Return Basket Swap Contracts (b)	—	76,974	—	76,974
Total Return Equity Swap Contracts (b)	—	343,480	—	343,480
Total Return Managed Futures Swap Contract (b)	—	375,708	—	375,708
Total Other Financial Instruments	—	930,995	—	930,995
Total Investments in Securities and Other Financial Instruments	$38,510,610	$62,858,674	$—	$101,369,284

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(16,175,068)	$—	$—	$(16,175,068)
Exchange-Traded Funds Sold Short	(4,240,655)	—	—	(4,240,655)
Total Investments in Securities Sold Short	(20,415,723)	—	—	(20,415,723)
Other Financial Instruments
Credit Default Swap Contracts (b)	—	(25,764)	—	(25,764)
Foreign Currency Forward Contracts (b)	—	(12,177)	—	(12,177)
Futures Contracts Long (b)	(16,415)	—	—	(16,415)
Futures Contracts Short (b)	(8,155)	—	—	(8,155)
Interest Rate Swap Contracts (b)	—	(1,283)	—	(1,283)
Total Return Equity Swap Contracts (b)	—	(210,098)	—	(210,098)
Total Return Basket Swap Contracts (b)	—	(15,184)	—	(15,184)
Total Other Financial Instruments	(24,570)	(264,506)	—	(289,076)
Total Investments in Securities Sold Short and Other Financial Instruments	$(20,440,293)	$(264,506)	$—	$(20,704,799)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Mainstay Tax-Advantaged Short Term Bond Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 93.9%†
	Corporate Bonds 22.3%
	Agriculture 2.7%
	Japan Tobacco, Inc. 2.10%, due 7/23/18 (a)	$1,070,000	$1,083,090
	Reynolds American, Inc. 1.05%, due 10/30/15	420,000	420,248
			1,503,338
	Auto Manufacturers 1.9%
	American Honda Finance Corp. 2.25%, due 8/15/19	650,000	654,950
	Daimler Finance North America LLC 1.375%, due 8/1/17 (a)	380,000	378,812
			1,033,762
	Banks 11.6%
	Bank of America Corp.
	2.00%, due 1/11/18	305,000	306,033
	5.42%, due 3/15/17	655,000	691,816
	Barclays Bank PLC 6.05%, due 12/4/17 (a)	665,000	722,038
	BB&T Corp. 1.60%, due 8/15/17	915,000	918,365
	Citigroup, Inc. 5.50%, due 2/15/17	645,000	682,635
	Discover Bank 2.00%, due 2/21/18	340,000	337,193
	Goldman Sachs Group, Inc. (The) 3.625%, due 2/7/16	975,000	988,552
	JPMorgan Chase & Co. 3.45%, due 3/1/16	1,235,000	1,253,400
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	565,000	565,955
			6,465,987
	Food 0.4%
	J.M. Smucker Co. (The) 1.75%, due 3/15/18 (a)	205,000	205,097

	Health Care - Products 0.4%
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20	205,000	204,285

	Holding Company - Diversified 2.1%
	Hutchison Whampoa International, Ltd. 4.625%, due 9/11/15 (a)	1,195,000	1,199,591

	Miscellaneous - Manufacturing 1.2%
	3M Co. 1.375%, due 9/29/16	660,000	665,184

	Oil & Gas 1.4%
	Chevron Corp. 4.95%, due 3/3/19	445,000	491,140
	Phillips 66 2.95%, due 5/1/17	285,000	291,994
			783,134
	Pharmaceuticals 0.1%
	Actavis Funding SCS 3.00%, due 3/12/20	80,000	79,597

	Pipelines 0.5%
	EnLink Midstream Partners, L.P. 2.70%, due 4/1/19	265,000	262,512

	Total Corporate Bonds (Cost $12,362,358)		12,402,487

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.6%
	Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	221,989	222,524
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	91,782	92,654

	Total Mortgage-Backed Securities (Cost $341,021)		315,178

	Municipal Bonds 70.9%
	Arizona 2.3%
	Rio Nuevo Multipurpose Facilities, Revenue Bonds Insured: GTY 5.75%, due 7/15/18	1,150,000	1,295,187

	California 13.0%
	Avalon Community Improvement Agency, Tax Allocation
	Series A, Insured: AGM 3.00%, due 9/1/17	810,000	842,100
	Series A, Insured: AGM 4.00%, due 9/1/18	300,000	322,854
¤	California Municipal Finance Authority, Revenue Bonds
	2.00%, due 11/1/17	615,000	625,855
	4.00%, due 11/1/18	740,000	799,385
	Charter Oak Unified School District, Unlimited General Obligation Insured: AGM 4.00%, due 8/1/18	435,000	471,409
¤	Del Mar Race Track Authority, Revenue Bonds
	4.00%, due 10/1/18 (a)	1,230,000	1,312,558
	5.00%, due 8/15/15	150,000	150,281
	Industry Public Finance Authority, Tax Allocation Insured: AGM 5.00%, due 1/1/18	700,000	761,761
	Ramona Unified School District Community Facilities District No. 92-1, Certificates of Participation Insured: BAM 4.00%, due 5/1/18	1,245,000	1,337,142
	San Bernardino City Unified School District, Election of 2012, Unlimited General Obligation
	Series C, Insured: AGM 4.00%, due 8/1/17	250,000	265,120
	Series C, Insured: AGM 5.00%, due 8/1/18	300,000	333,273
			7,221,738
	Colorado 3.6%
	Colorado Health Facilities Authority, Evangelical Lutheran, Revenue Bonds 3.00%, due 6/1/18	500,000	521,335
¤	E-470 Public Highway Authority, Revenue Bonds
	Series A 2.00%, due 9/1/17	230,000	233,040
	Series A 3.00%, due 9/1/16	135,000	138,170
	Series A 5.00%, due 9/1/19	1,000,000	1,125,260
			2,017,805
	Connecticut 1.3%
	City of Hartford CT, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 7/1/18	650,000	719,394

	Florida 0.1%
	County of Miami-Dade FL Aviation Revenue, Miami International Airport, Revenue Bonds Series A, Insured: XLCA 4.875%, due 10/1/36 (c)	75,000	75,577

	Hawaii 0.5%
	State of Hawaii Department of Budget & Finance, Hawaii Pacific Health Obligation, Revenue Bonds 5.00%, due 7/1/18	250,000	277,870

	Illinois 11.2%
¤	Chicago Board of Education, Unlimited General Obligation
	3.40%, due 12/1/15	750,000	745,905
	Series D, Insured: AGM 5.00%, due 12/1/17	500,000	516,980
	Series A, Insured: AMBAC 5.50%, due 12/1/18	220,000	229,236
¤	City of Chicago IL, Unlimited General Obligation
	Insured: AMBAC 4.125%, due 1/1/19	275,000	275,718
	Insured: AMBAC 5.00%, due 12/1/16	170,000	174,213
	Insured: AMBAC 5.00%, due 12/1/17	1,225,000	1,248,103
	City of La Salle IL, Unlimited General Obligation Series A 3.75%, due 12/1/16	135,000	138,696
	Cook County School District No. 102 La Grange, Limited General Obligation Series B, Insured: AGM 3.00%, due 12/15/17	275,000	287,876
	County of Cook IL, Unlimited General Obligation Insured: BAM 2.03%, due 11/15/18	700,000	701,939
¤	State of Illinois, Unlimited General Obligation
	Insured: AGM 5.00%, due 1/1/17	750,000	784,702
	Insured: AGM 5.00%, due 4/1/18	310,000	329,211
	Insured: NATL-RE 5.50%, due 8/1/18	750,000	816,457
			6,249,036
	Louisiana 2.5%
	Lafayette Consolidated Government, Revenue Bonds Insured: AGM 5.00%, due 11/1/17	550,000	597,993
	Lafayette Public Trust Financing Authority, Ragin Cajun Facilities, Revenue Bonds Insured: AGM 5.00%, due 10/1/18	705,000	780,548
			1,378,541
	Maryland 0.6%
	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds 5.00%, due 7/1/18	300,000	329,535

	Minnesota 2.7%
¤	St. Paul Housing & Redevelopment Authority, Healtheast Care System, Revenue Bonds 5.00%, due 11/15/18	1,350,000	1,478,371

	Mississippi 4.2%
	Mississippi Development Bank, Canton Public School District, Revenue Bonds
	Insured: AGM 4.00%, due 12/1/17	260,000	277,441
	Insured: AGM 4.00%, due 12/1/18	935,000	1,015,578
	Mississippi Hospital Equipment & Facilities Authority, Baptist Health System, Inc., Revenue Bonds Class A 5.00%, due 8/15/17	1,000,000	1,072,800
			2,365,819
	Missouri 0.3%
	City of Belton MO, Certificates of Participation Insured: NATL-RE 5.00%, due 3/1/17	150,000	157,839

	New Hampshire 0.8%
	City of Nashua NH, Unlimited General Obligation 3.00%, due 10/15/16	450,000	463,676

	New Jersey 9.5%
	Borough of North Plainfield NJ, Unlimited General Obligation Insured: MAC 3.00%, due 6/1/20	330,000	349,282
	Carteret Board of Education, Certificates of Participation Insured: BAM 4.00%, due 1/15/19	315,000	340,348
	City of Bayonne NJ, Unlimited General Obligation Insured: AGM 4.00%, due 7/15/19	1,000,000	1,079,770
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds
	3.15%, due 7/1/18	1,000,000	1,026,260
	Insured: AGM 4.00%, due 1/1/17	150,000	156,585
¤	New Jersey Transportation Trust Fund Authority, Revenue Bonds
	Insured: NATL-RE 5.50%, due 12/15/16	1,000,000	1,056,350
	Series C, Insured: AGM 5.50%, due 12/15/17	420,000	455,822
	Passaic Valley Water Commission, Revenue Bonds Insured: AGM 5.00%, due 12/15/16	140,000	148,319
	Phillipsburg School District, Unlimited General Obligation Insured: AGM 2.00%, due 8/1/17	400,000	408,672
	Upper Freehold Regional School District, Unlimited General Obligation Insured: AGM 3.60%, due 11/1/16	235,000	243,833
			5,265,241
	New York 0.2%
	New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds 5.00%, due 10/1/15	125,000	125,929

	North Carolina 1.5%
	Raleigh Durham Airport Authority, Revenue Bonds Series B 5.00%, due 5/1/18 (c)	750,000	828,443

	North Dakota 1.8%
	City of Bowman ND Healthcare Facilities, Revenue Notes 2.50%, due 2/15/17	1,000,000	1,000,100

	Ohio 2.2%
	Cleveland Municipal School District, Unlimited General Obligation Series A 3.00%, due 12/1/18	1,185,000	1,252,616

	Pennsylvania 4.9%
¤	Pocono Mountain School District, Limited General Obligation Series A, Insured: AGM 4.00%, due 6/15/17	1,350,000	1,427,126
	West Mifflin School District, Unlimited General Obligation
	Insured: AGM 4.00%, due 10/1/17	410,000	432,435
	Insured: AGM 5.00%, due 10/1/18	500,000	550,560
	Western Wayne School District, Limited General Obligation Insured: BAM 4.00%, due 4/1/18	290,000	309,824
			2,719,945
	Puerto Rico 7.7%
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: NATL-RE (zero coupon), due 7/1/17	370,000	340,048
	Insured: NATL-RE (zero coupon), due 7/1/18	60,000	52,564
	Insured: AGC 5.00%, due 7/1/16	200,000	202,722
	Insured: NATL-RE 5.50%, due 7/1/16	500,000	501,675
	Series A, Insured: NATL-RE 5.50%, due 7/1/16	120,000	120,402
	Series A, Insured: NATL-RE 5.50%, due 7/1/18	110,000	110,083
	Government Development Bank for Puerto Rico, Revenue Bonds Insured: NATL-RE 4.75%, due 12/1/15 (b)	1,000,000	1,000,080
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series E, Insured: AGM 5.50%, due 7/1/16	150,000	150,823
	Series E, Insured: AGM 5.50%, due 7/1/17	25,000	25,056
	Series Z, Insured: AGM 6.25%, due 7/1/16	90,000	91,012
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series B, Insured: AGC 5.25%, due 7/1/17	100,000	100,040
	Series C, Insured: AGM 5.25%, due 8/1/17	100,000	100,517
¤	RBC Municipal Products, Inc., Revenue Bonds Series E 1.00%, due 5/1/17 (a)(b)	1,500,000	1,500,000
			4,295,022
	Total Municipal Bonds (Cost $39,357,797)		39,517,684

	U.S. Government & Federal Agencies 0.1%
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
	4.50%, due 11/1/18	41,213	42,977

	Total U.S. Government & Federal Agencies (Cost $41,041)		42,977

	Total Long-Term Bonds (Cost $52,102,217)		52,278,326

	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $63,637 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 9/30/18, with a Principal Amount of $65,000 and a Market Value of $65,907)	63,637	63,637

	Total Short-Term Investment (Cost $63,637)		63,637

	Total Investments (Cost $52,165,854) (d)	94.0%	52,341,963

	Other Assets, Less Liabilities	6.0	3,343,849

	Net Assets	100.0%	$55,685,812

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2015.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	As of July 31, 2015, cost was $52,165,854 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$240,405
Gross unrealized depreciation	(64,296)
Net unrealized appreciation	$176,109

The following abbreviations are used in the preceding pages:
AGC/GTY	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$12,402,487	$—	$12,402,487
Mortgage-Backed Securities	—	315,178	—	315,178
Municipal Bonds	—	39,517,684	—	39,517,684
U.S. Government & Federal Agencies	—	42,977	—	42,977
Total Long-Term Bonds	—	52,278,326	—	52,278,326
Short-Term Investment
Repurchase Agreement	—	63,637	—	63,637
Total Investments in Securities	$—	$52,341,963	$—	$52,341,963

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIO OF INVESTMENTS July 31, 2015 (Unaudited)

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each Funds’ securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisors to each Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Funds’ third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2015, the aggregate value by input level for the Funds’ assets and liabilities is included at the end of each Fund’s respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Fund's Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Due to the inherent uncertainty of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. For the period ended July 31, 2015, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2015, there were no securities held by the Funds that were fair valued in such a manner.

Certain securities held by the Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund’s net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the heirarchy. As of July 31, 2015, no foreign equity securities were fair valued in such a manner.

Investments in Underlying Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Funds are valued using policies consistent with those used by the Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of each method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisors may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Fund’s investments, as shown in their respective accompanying Portflio of Investments, was measured as of July 31, 2015 and can change at any time in response to market conditions.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 29, 2015

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	September 29, 2015